UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

            Michael E. Leonetti          Buffalo Grove, IL       01/31/02
            ----------------------       -----------------       --------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are  reported in this report,  and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                            0
                                                              -----------------

Form 13F Information Table Entry Total:                                      55
                                                              -----------------

Form 13F Information Table Value Total:                       $         207,204
                                                              -----------------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     Leonetti & Associates, Inc.
                                                              FORM 13F
                                                              31-Dec-01

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ALCOA Inc                     COM       013817101        7,451      209,600     SH        Sole                   23,300      186,300
AMR Corp                      COM       001765106          594       26,650     SH        Sole                                26,650
AOL Time Warner               COM       00184A105        9,954      310,090     SH        Sole                   26,000      284,090
American Home Products        COM       026609107       11,490      187,250     SH        Sole                   18,800      168,450
American Standard             COM       029712106          819       12,000     SH        Sole                   12,000
BB & T Corp Com               COM       054937107        3,968      109,900     SH        Sole                   26,000       83,900
Boeing Co                     COM       097023105        2,750       70,900     SH        Sole                   20,000       50,900
Burlington Northern Santa Fe  COM       12189T104        2,862      100,300     SH        Sole                   10,000       90,300
Charter One Financial Inc     COM       160903100        2,932      107,990     SH        Sole                   15,500       92,490
ChevronTexaco Corp            COM       166764100        5,112       57,050     SH        Sole                    9,750       47,300
Circuit City Stores, Inc.     COM       172737108        1,859       71,650     SH        Sole                    2,500       69,150
Cisco Systems Inc             COM       17275R102        2,109      116,481     SH        Sole                    4,000      112,481
Citigroup Inc                 COM       172967101       18,896      374,317     SH        Sole                   26,999      347,318
Colgate Palmolive Co          COM       194162103        1,744       30,200     SH        Sole                                30,200
Comcast Corp                  COM       200300200        4,973      138,150     SH        Sole                               138,150
Conagra Foods Inc             COM       205887102        4,129      173,700     SH        Sole                   18,500      155,200
Corning Inc                   COM       219350105        1,570      176,000     SH        Sole                   20,000      156,000
D R Horton Inc                COM       23331A109        2,172       66,900     SH        Sole                    5,000       61,900
Dean Foods Co                 COM       242370104        5,654       82,900     SH        Sole                    2,500       80,400
Deere & Co                    COM       244199105        3,100       71,000     SH        Sole                   15,000       56,000
Dow Chemical Co               COM       260543103        4,922      145,700     SH        Sole                   15,000      130,700
E M C Corp                    COM       268648102          841       62,600     SH        Sole                                62,600
Earthlink Inc                 COM       270321102        1,642      134,900     SH        Sole                   32,000      102,900
Exxon Mobil Corp              COM       30231G102        3,592       91,400     SH        Sole                   10,000       81,400
General Electric Co           COM       369604103       13,715      342,201     SH        Sole                   24,000      318,201
Georgia Pacific Corp          COM       373298108        3,393      122,900     SH        Sole                               122,900
Goodrich Corp                 COM       382388106          319       12,000     SH        Sole                   12,000
Honeywell International Inc   COM       438516106        3,609      106,700     SH        Sole                   10,000       96,700
Humana Inc                    COM       444859102          259       22,000     SH        Sole                   22,000
ITT Industries Inc            COM       450911102          960       19,000     SH        Sole                   19,000
Ingram Micro Inc Cl A         COM       457153104          260       15,000     SH        Sole                   15,000
Integrated Device Tech        COM       458118106        1,638       61,600     SH        Sole                    4,000       57,600
International Paper Co        COM       460146103          404       10,000     SH        Sole                   10,000
JDS Uniphase Corp             COM       46612J101          191       22,000     SH        Sole                   22,000
Johnson & Johnson             COM       478160104        6,885      116,500     SH        Sole                   10,000      106,500
Kroger Co                     COM       501044101        2,024       97,000     SH        Sole                   14,000       83,000
LSI Logic Corp                COM       502161102          914       57,900     SH        Sole                                57,900
Lear Corp                     COM       521865105          610       16,000     SH        Sole                   16,000
Liberty Media Corp New Com Se COM       530718105        1,701      121,500     SH        Sole                    6,000      115,500
Lucent Technologies           COM       549463107        1,051      167,020     SH        Sole                    8,600      158,420
Pepsi Bottling Group          COM       713409100          235       10,000     SH        Sole                   10,000
Procter & Gamble Co           COM       742718109        8,154      103,050     SH        Sole                               103,050
SBC Communications Inc        COM       78387G103          744       19,000     SH        Sole                   19,000
Sara Lee Corp                 COM       803111103        4,090      184,000     SH        Sole                   20,000      164,000
Sears Roebuck & Co            COM       812387108          762       16,000     SH        Sole                   16,000
Sunrise Assist Living         COM       86768K106        2,515       86,400     SH        Sole                   23,000       63,400
Sysco Corp                    COM       871829107        2,197       83,800     SH        Sole                                83,800
Tribune Co                    COM       896047107        6,696      178,900     SH        Sole                   26,000      152,900
Union Pacific Corp            COM       907818108        6,264      109,900     SH        Sole                    4,000      105,900
Verizon Communications        COM       92343V104       11,794      248,500     SH        Sole                   24,000      224,500
Viacom Inc Cl B               COM       925524308        4,326       97,983     SH        Sole                                97,983
Wal-Mart                      COM       931142103        6,370      110,679     SH        Sole                   10,000      100,679
Wells Fargo & Co              COM       949746101        4,530      104,220     SH        Sole                               104,220
Worldcom Inc Ga New MCI Group COM       98157D304        1,989      156,606     SH        Sole                   18,500      138,106
York International Corp       COM       986670107        3,470       91,000     SH        Sole                   16,000       75,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                55                       207,204
